Business Combinations (Expected Future Amortization Expense for Purchased Intangible Assets) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Business Combinations [Abstract]
Fiscal 2017	$ 131,491
Fiscal 2018	118,762
Fiscal 2019	101,425
Fiscal 2020	73,268
Fiscal 2021	45,859
Thereafter	19,201
Net Book Value	$ 490,006	$ 632,192